UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2013

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 3.2%
Honeywell International, Inc.	153,780	$12,065,566
Lockheed Martin Corp.	30,350	3,211,941
Precision Castparts Corp.	39,090	8,362,133
United Technologies Corp.	113,490	10,770,201

		$34,409,841
Apparel Manufacturers - 1.6%
Guess?, Inc.	153,190	$4,868,378
Michael Kors Holdings Ltd. (a)	48,940	3,074,411
NIKE, Inc., “B”	83,330	5,138,128
VF Corp.	23,820	4,379,545

		$17,460,462
Automotive - 1.7%
Delphi Automotive PLC	206,020	$10,055,836
General Motors Co. (a)	230,840	7,823,168

		$17,879,004
Biotechnology - 2.2%
Biogen Idec, Inc. (a)	27,549	$6,542,612
Celgene Corp. (a)	53,826	6,655,585
Gilead Sciences, Inc. (a)	105,620	5,754,178
ViroPharma, Inc. (a)	158,000	4,345,000

		$23,297,375
Broadcasting - 2.2%
News Corp., “A”	374,850	$12,036,434
Time Warner, Inc.	82,090	4,791,593
Walt Disney Co.	104,000	6,560,320

		$23,388,347
Brokerage & Asset Managers - 1.1%
BlackRock, Inc.	11,853	$3,309,358
Franklin Resources, Inc.	18,177	2,813,981
FXCM, Inc., “A”	110,410	1,531,387
NASDAQ OMX Group, Inc.	124,850	3,927,781

		$11,582,507
Business Services - 1.5%
Accenture PLC, “A”	57,600	$4,729,536
Fidelity National Information Services, Inc.	129,100	5,796,590
FleetCor Technologies, Inc. (a)	40,780	3,551,122
Performant Financial Corp. (a)	155,844	1,718,959

		$15,796,207
Cable TV - 1.3%
Comcast Corp., “Special A”	152,880	$5,931,744
Time Warner Cable, Inc.	82,670	7,895,812

		$13,827,556
Chemicals - 1.3%
Celanese Corp.	94,670	$4,671,965
LyondellBasell Industries N.V., “A”	72,610	4,839,457

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
PPG Industries, Inc.	30,756	$4,724,429

		$14,235,851
Computer Software - 4.2%
Autodesk, Inc. (a)	54,290	$2,048,362
Check Point Software Technologies Ltd. (a)	175,621	8,795,100
Citrix Systems, Inc. (a)	81,420	5,239,377
CommVault Systems, Inc. (a)	84,910	5,943,700
Microsoft Corp.	84,970	2,963,754
Oracle Corp.	228,900	7,727,664
Qlik Technologies, Inc. (a)	114,220	3,513,407
Salesforce.com, Inc. (a)	78,291	3,314,058
Symantec Corp.	229,590	5,140,520

		$44,685,942
Computer Software - Systems - 5.8%
Apple, Inc. (s)	51,139	$22,996,186
EMC Corp.	356,610	8,829,664
Hewlett-Packard Co.	708,660	17,305,477
International Business Machines Corp.	4,805	999,536
SS&C Technologies Holdings, Inc. (a)	157,170	4,971,287
Tableau Software, Inc., “A” (a)	6,380	326,018
Vantiv, Inc., “A” (a)	229,160	6,097,948

		$61,526,116
Construction - 0.5%
Stanley Black & Decker, Inc.	72,350	$5,731,567

Consumer Products - 2.5%
Estee Lauder Cos., Inc., “A”	122,470	$8,301,017
Procter & Gamble Co.	242,890	18,644,236

		$26,945,253
Consumer Services - 1.0%
Grand Canyon Education, Inc. (a)	66,280	$2,128,914
Priceline.com, Inc. (a)	10,062	8,089,144

		$10,218,058
Containers - 0.6%
Packaging Corp. of America	97,480	$4,776,520
Silgan Holdings, Inc.	41,880	1,958,728

		$6,735,248
Electrical Equipment - 1.6%
AMETEK, Inc.	95,440	$4,118,236
Danaher Corp.	105,430	6,517,683
Sensata Technologies Holding B.V. (a)	116,480	4,088,448
W.W. Grainger, Inc.	10,024	2,580,579

		$17,304,946
Electronics - 2.8%
Altera Corp.	255,050	$8,465,110
ASML Holding N.V.	47,629	3,870,809
KLA-Tencor Corp.	17,900	1,007,591
Linear Technology Corp.	72,020	2,700,750
Microchip Technology, Inc.	234,590	8,557,843

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
NXP Semiconductors N.V. (a)	162,440	$5,011,274

		$29,613,377
Energy - Independent - 3.9%
Anadarko Petroleum Corp.	30,300	$2,650,341
Cabot Oil & Gas Corp.	65,130	4,582,547
Concho Resources, Inc. (a)	28,710	2,401,879
CONSOL Energy, Inc.	24,990	866,653
Energen Corp.	20,960	1,135,822
EOG Resources, Inc.	26,287	3,393,652
EQT Corp.	43,000	3,434,840
Gulfport Energy Corp. (a)	12,670	604,232
Marathon Petroleum Corp.	62,160	5,128,200
Noble Energy, Inc.	106,602	6,145,605
PDC Energy, Inc. (a)	10,750	550,293
Peabody Energy Corp.	27,260	536,204
Pioneer Natural Resources Co.	44,963	6,235,469
SM Energy Co.	8,981	544,608
Valero Energy Corp.	92,900	3,774,527

		$41,984,872
Energy - Integrated - 3.9%
Exxon Mobil Corp. (s)	464,442	$42,018,068

Food & Beverages - 2.9%
Coca-Cola Co.	303,520	$12,137,765
Coca-Cola Enterprises, Inc.	71,910	2,672,176
General Mills, Inc.	112,520	5,297,442
Mead Johnson Nutrition Co., “A”	37,070	3,005,265
Mondelez International, Inc.	268,220	7,901,761

		$31,014,409
Food & Drug Stores - 1.1%
CVS Caremark Corp.	148,210	$8,533,932
Fairway Group Holdings Corp. (a)	145,980	3,185,284

		$11,719,216
Gaming & Lodging - 0.7%
Wynn Resorts Ltd.	53,018	$7,204,616

General Merchandise - 1.8%
Kohl’s Corp.	105,720	$5,435,065
Target Corp.	200,920	13,963,940

		$19,399,005
Health Maintenance Organizations - 0.8%
Aetna, Inc.	102,050	$6,161,779
UnitedHealth Group, Inc.	34,630	2,168,877

		$8,330,656
Insurance - 4.2%
ACE Ltd.	219,600	$19,693,728
American International Group, Inc. (a)	171,190	7,611,107
MetLife, Inc.	313,310	13,851,435
Validus Holdings Ltd.	90,980	3,285,288

		$44,441,558

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 2.0%
eBay, Inc. (a)	63,730	$3,447,793
Google, Inc., “A” (a)	17,098	14,882,270
Yahoo!, Inc. (a)	107,770	2,834,351

		$21,164,414
Leisure & Toys - 0.6%
Activision Blizzard, Inc.	169,820	$2,450,503
Brunswick Corp.	105,430	3,539,285

		$5,989,788
Machinery & Tools - 2.4%
Eaton Corp. PLC	89,630	$5,920,958
Illinois Tool Works, Inc.	33,780	2,368,991
Joy Global, Inc.	92,650	5,010,512
Kennametal, Inc.	92,840	4,023,686
Roper Industries, Inc.	64,319	7,989,706

		$25,313,853
Major Banks - 4.6%
Goldman Sachs Group, Inc.	28,869	$4,679,088
JPMorgan Chase & Co.	303,680	16,577,891
Morgan Stanley	176,890	4,581,451
State Street Corp.	83,420	5,520,736
Wells Fargo & Co.	427,750	17,345,263

		$48,704,429
Medical & Health Technology & Services - 1.2%
AmerisourceBergen Corp.	61,500	$3,325,920
Cerner Corp. (a)	14,540	1,428,991
Express Scripts Holding Co. (a)	96,880	6,018,186
Henry Schein, Inc. (a)	18,920	1,821,807

		$12,594,904
Medical Equipment - 2.8%
AtriCure, Inc. (a)	116,830	$1,057,312
Cooper Cos., Inc.	39,249	4,435,529
Covidien PLC	91,040	5,790,144
DexCom, Inc. (a)	67,440	1,404,775
Endologix, Inc. (a)	64,080	861,235
NxStage Medical, Inc. (a)	163,160	2,276,082
Sirona Dental Systems, Inc. (a)	22,980	1,630,201
St. Jude Medical, Inc.	89,560	3,871,679
Stryker Corp.	67,390	4,474,022
Thermo Fisher Scientific, Inc.	50,260	4,437,958

		$30,238,937
Metals & Mining - 0.4%
Lundin Mining Corp. (a)	351,760	$1,448,773
Teck Resources Ltd., “B”	68,605	1,832,334
Uranium Participation Corp. (a)	172,620	844,161

		$4,125,268
Natural Gas - Distribution - 0.2%
Spectra Energy Corp.	79,130	$2,419,004

Natural Gas - Pipeline - 0.4%
Enbridge, Inc.	110,720	$4,784,211

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 0.4%
Juniper Networks, Inc. (a)	62,740	$1,112,380
Qualcomm, Inc.	53,190	3,376,501

		$4,488,881
Oil Services - 1.6%
Cameron International Corp. (a)	76,210	$4,638,903
Dresser-Rand Group, Inc. (a)	63,710	3,860,826
Ensco PLC, “A”	24,160	1,453,707
FMC Technologies, Inc. (a)	45,760	2,547,002
Schlumberger Ltd.	46,080	3,365,222
Superior Energy Services, Inc. (a)	32,060	855,361

		$16,721,021
Other Banks & Diversified Financials - 5.3%
American Express Co.	72,200	$5,466,262
Cathay General Bancorp, Inc.	107,000	2,171,030
CIT Group, Inc. (a)	87,430	4,028,774
Citigroup, Inc.	297,460	15,464,945
EuroDekania Ltd. (a)(z)	580,280	627,887
Fifth Third Bancorp	396,510	7,216,482
PrivateBancorp, Inc.	243,980	4,723,453
TCF Financial Corp.	228,500	3,290,400
Visa, Inc., “A”	58,449	10,412,105
Western Union Co.	192,910	3,159,866

		$56,561,204
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	121,640	$5,596,656
Johnson & Johnson	178,930	15,062,327
Perrigo Co.	23,400	2,712,294
Pfizer, Inc.	783,856	21,344,399
Valeant Pharmaceuticals International, Inc. (a)	69,750	6,355,620
Zoetis, Inc. (l)	152,480	4,879,360

		$55,950,656
Pollution Control - 0.2%
Stericycle, Inc. (a)	19,589	$2,150,089

Railroad & Shipping - 1.1%
Canadian Pacific Railway Ltd.	9,651	$1,273,835
Diana Shipping, Inc. (a)	223,870	2,267,803
Kansas City Southern Co.	18,877	2,089,684
Union Pacific Corp.	42,025	6,497,906

		$12,129,228
Real Estate - 3.3%
Equity Lifestyle Properties, Inc., REIT	124,590	$9,614,610
Mid-America Apartment Communities, Inc., REIT	172,040	11,693,559
Public Storage, Inc., REIT	37,490	5,690,982
Tanger Factory Outlet Centers, Inc., REIT	228,450	7,876,956

		$34,876,107
Restaurants - 1.4%
McDonald’s Corp.	63,742	$6,155,565
Starbucks Corp.	70,080	4,419,946

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - continued
YUM! Brands, Inc.	66,180	$4,483,695

		$15,059,206
Specialty Chemicals - 1.1%
Airgas, Inc.	33,593	$3,456,384
Ecolab, Inc.	49,230	4,158,458
FMC Corp.	64,960	4,073,642

		$11,688,484
Specialty Stores - 2.3%
Amazon.com, Inc. (a)	4,240	$1,140,687
AutoZone, Inc. (a)	13,850	5,662,296
Bed Bath & Beyond, Inc. (a)	98,030	6,690,548
Children’s Place Retail Store, Inc. (a)	64,790	3,455,251
Dick’s Sporting Goods, Inc.	100,950	5,283,723
Express, Inc. (a)	95,650	2,085,170

		$24,317,675
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT	91,610	$7,130,922
SBA Communications Corp. (a)	56,760	4,272,325

		$11,403,247
Telephone Services - 1.7%
AT&T, Inc.	241,090	$8,435,739
Verizon Communications, Inc.	193,490	9,380,395

		$17,816,134
Tobacco - 1.6%
Lorillard, Inc.	96,270	$4,085,699
Philip Morris International, Inc.	143,050	13,004,676

		$17,090,375
Trucking - 1.1%
Expeditors International of Washington, Inc.	130,450	$5,091,464
Swift Transportation Co. (a)	368,460	6,204,866

		$11,296,330
Utilities - Electric Power - 2.1%
AES Corp.	187,120	$2,282,864
American Electric Power Co., Inc.	78,930	3,616,573
Calpine Corp. (a)	183,900	3,735,009
CMS Energy Corp.	136,537	3,679,672
Edison International	73,620	3,382,103
Great Plains Energy, Inc.	146,710	3,311,245
PG&E Corp.	66,080	2,967,653

		$22,975,119
Total Common Stocks		$1,050,608,621

Convertible Preferred Stocks - 0.4%
Utilities - Electric Power - 0.4%
PPL Corp., 9%	45,860	$2,396,644
PPL Corp., 8.75%	42,560	2,288,026
Total Convertible Preferred Stocks		$4,684,670

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	19,514,798	$19,514,798

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	3,638,778	$3,638,778
Total Investments		$1,078,446,867

Other Assets, Less Liabilities - (1.1)%		(12,220,237)
Net Assets - 100.0%		$1,066,226,630

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At May 31, 2013, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$627,887
% of Net assets			0.1%

At May 31, 2013, the fund had cash collateral of $7,062 and other liquid securities with an aggregate value of $565,968 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,018,181,484	$—	$—	$1,018,181,484
Canada	16,538,934	—	—	16,538,934
Netherlands	8,882,083	—	—	8,882,083
Israel	8,795,100	—	—	8,795,100
Greece	2,267,803	—	—	2,267,803
United Kingdom	—	—	627,887	627,887
Mutual Funds	23,153,576	—	—	23,153,576
Total Investments	$1,077,818,980	$—	$627,887	$1,078,446,867

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/12	$849,797
Change in unrealized appreciation (depreciation)	(221,910)
Balance as of 5/31/13	$627,887

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2013 is $(221,910).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$899,421,742
Gross unrealized appreciation	196,156,465
Gross unrealized depreciation	(17,131,340)
Net unrealized appreciation (depreciation)	$179,025,125

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,697,876	99,565,132	(92,748,210)	19,514,798

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,341	$19,514,798

QUARTERLY REPORT

May 31, 2013

MFS® GLOBAL LEADERS FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 93.8%
Alcoholic Beverages - 11.7%
Anheuser-Busch InBev N.V.	2,177	$200,675
Diageo PLC	8,506	251,817
Heineken N.V.	1,898	131,634
Pernod Ricard S.A.	1,904	228,644
SABMiller PLC	4,780	240,432

		$1,053,202
Apparel Manufacturers - 15.3%
Burberry Group PLC	6,847	$149,233
Compagnie Financiere Richemont S.A.	1,807	158,827
Guess?, Inc.	6,020	191,316
Li & Fung Ltd.	126,000	175,165
LVMH Moet Hennessy Louis Vuitton S.A.	1,422	247,227
NIKE, Inc., “B”	4,396	271,057
Tod’s S.p.A.	1,307	187,340

		$1,380,165
Broadcasting - 10.8%
News Corp., “A”	7,460	$239,540
Nippon Television Holdings, Inc.	11,500	175,532
Publicis Groupe S.A.	3,879	275,803
Walt Disney Co.	4,396	277,300

		$968,175
Business Services - 1.9%
Accenture PLC, “A”	2,110	$173,252

Chemicals - 2.7%
3M Co.	2,181	$240,499

Computer Software - 3.0%
SAP AG	3,568	$271,760

Consumer Products - 3.9%
Procter & Gamble Co.	2,618	$200,958
Reckitt Benckiser Group PLC	2,146	153,106

		$354,064
Electrical Equipment - 5.5%
Danaher Corp.	4,020	$248,516
Schneider Electric S.A.	3,196	250,112

		$498,628
Food & Beverages - 15.1%
Groupe Danone	3,925	$288,322
M. Dias Branco S.A. Industria e Comercio de Alimentos	5,700	250,190
Nestle S.A.	4,015	264,937
Tingyi (Cayman Islands) Holding Corp.	58,000	148,404
Unilever N.V.	5,252	212,955
Want Want China Holdings Ltd.	132,000	194,159

		$1,358,967

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 2.0%
InterContinental Hotels Group PLC	6,193	$178,467

General Merchandise - 3.0%
Target Corp.	3,833	$266,393

Other Banks & Diversified Financials - 4.7%
Julius Baer Group Ltd.	5,589	$218,977
Visa, Inc., “A”	1,163	207,177

		$426,154
Restaurants - 4.8%
McDonald’s Corp.	2,476	$239,107
YUM! Brands, Inc.	2,880	195,120

		$434,227
Specialty Stores - 2.9%
Industria de Diseno Textil S.A.	779	$96,554
Tiffany & Co.	2,102	163,494

		$260,048
Tobacco - 6.5%
Imperial Tobacco Group PLC	2,081	$74,524
Japan Tobacco, Inc.	9,100	308,214
Swedish Match AB	5,802	199,725

		$582,463
Total Common Stocks		$8,446,464

Money Market Funds - 5.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	513,103	$513,103
Total Investments		$8,959,567

Other Assets, Less Liabilities - 0.5%		47,367
Net Assets - 100.0%		$9,006,934

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,913,729	$—	$—	$2,913,729
France	—	1,290,108	—	1,290,108
United Kingdom	—	1,047,579	—	1,047,579
Switzerland	—	642,741	—	642,741
Japan	—	483,746	—	483,746
Netherlands	—	344,589	—	344,589
China	—	342,563	—	342,563
Germany	—	271,760	—	271,760
Brazil	250,190	—	—	250,190
Other Countries	—	859,459	—	859,459
Mutual Funds	513,103	—	—	513,103
Total Investments	$3,677,022	$5,282,545	$—	$8,959,567

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$7,829,142
Gross unrealized appreciation	1,162,258
Gross unrealized depreciation	(31,833)
Net unrealized appreciation (depreciation)	$1,130,425

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	358,853	5,167,357	(5,013,107)	513,103

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$575	$513,103

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2013, are as follows:

United States	38.2%
France	14.4%
United Kingdom	11.7%
Switzerland	7.2%
Japan	5.4%
Netherlands	3.9%
China	3.8%
Germany	3.0%
Brazil	2.8%
Other Countries	9.6%

4

QUARTERLY REPORT

May 31, 2013

MFS® CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 15.9%
Major Banks - 7.9%
Bank of Montreal/Chicago Branch, 0.19%, due 7/12/13	$4,285,000	$4,285,000
Bank of Montreal/Chicago Branch, 0.15%, due 7/22/13	10,995,000	10,995,000
Toronto-Dominion Holdings (USA), Inc., 0.115%, due 7/18/13	15,420,000	15,420,000

		$30,700,000
Other Banks & Diversified Financials - 8.0%
Branch Banking & Trust Co., 0.15%, due 7/01/13	$13,520,000	$13,520,000
Branch Banking & Trust Co., 0.17%, due 7/19/13	1,995,000	1,995,000
Mizuho Corporate Bank (USA)/New York Branch, 0.31%, due 6/10/13	7,055,000	7,055,000
Mizuho Corporate Bank (USA)/New York Branch, 0.16%, due 6/19/13	8,365,000	8,365,000

		$30,935,000
Total Certificates of Deposit, at Cost and Value		$61,635,000

Commercial Paper (y) - 50.8%
Automotive - 7.9%
American Honda Finance Corp., 0.12%, due 8/28/13	$5,255,000	$5,253,457
American Honda Finance Corp., 0.15%, due 7/17/13	10,000,000	9,998,083
Toyota Motor Credit Corp., 0.1%, due 7/11/13	10,964,000	10,962,782
Toyota Motor Credit Corp., 0.14%, due 7/03/13	4,457,000	4,456,445

		$30,670,767
Conglomerates - 1.0%
Siemens Captal Corp., 0.09%, due 6/05/13 (t)	$3,872,000	$3,871,961

Consumer Products - 4.0%
Procter & Gamble Co., 0.11%, due 8/30/13 (t)	$15,426,000	$15,421,758

Electronics - 3.1%
Emerson Electric Co., 0.11%, due 7/25/13 (t)	$12,105,000	$12,103,003

Financial Institutions - 4.0%
General Electric Capital Corp., 0.18%, due 8/16/13	$13,195,000	$13,189,986
General Electric Capital Corp., 0.23%, due 7/16/13	2,343,000	2,342,326

		$15,532,312
Food & Beverages - 8.3%
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 7/25/13 (t)	$1,200,000	$1,199,604
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 8/21/13 (t)	6,100,000	6,096,706
Coca-Cola Co., 0.11%, due 8/07/13 (t)	3,487,000	3,486,286
Coca-Cola Co., 0.15%, due 7/12/13 (t)	1,000,000	999,829
Coca-Cola Co., 0.15%, due 8/19/13 (t)	3,600,000	3,598,815
Coca-Cola Co., 0.17%, due 10/21/13 (t)	7,342,000	7,337,077
Pepsico Inc., 0.06%, due 7/18/13 (t)	9,399,000	9,398,264

		$32,116,581
Major Banks - 11.7%
ANZ National (International) Ltd., 0.24%, due 10/09/13 (t)	$14,011,000	$13,998,857
JPMorgan Chase & Co., 0.185%, due 6/04/13	6,500,000	6,499,900
JPMorgan Chase & Co., 0.25%, due 7/15/13	2,193,000	2,192,330
JPMorgan Chase & Co., 0.3%, due 11/04/13 (t)	6,780,000	6,771,186
Wells Fargo & Co., 0.17%, due 6/11/13	15,590,000	15,589,264

		$45,051,537

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Pharmaceuticals - 5.1%
Merck & Co., Inc., 0.08%, due 7/17/13 (t)	$15,420,000	$15,418,424
Pfizer, Inc., 0.04%, due 6/03/13 (t)	4,241,000	4,240,991

		$19,659,415
Retailers - 4.0%
Wal-Mart Stores, Inc., 0.06%, due 6/13/13 (t)	$15,248,000	$15,247,695

Tobacco - 1.7%
Philip Morris International, Inc., 0.08%, due 7/16/13 (t)	$6,500,000	$6,499,350
Total Commercial Paper, at Amortized Cost and Value		$196,174,379

U.S. Government Agencies and Equivalents (y) - 22.8%
Fannie Mae, 0.06%, due 7/10/13	$2,490,000	$2,489,838
Federal Home Loan Bank, 0.12%, due 6/19/13	16,500,000	16,499,010
Federal Home Loan Bank, 0.065%, due 7/26/13	2,000,000	1,999,817
Federal Home Loan Bank, 0.058%, due 7/31/13	4,500,000	4,499,565
Federal Home Loan Bank, 0.065%, due 8/16/13	6,210,000	6,209,148
Freddie Mac, 0.109%, due 7/22/13	16,400,000	16,397,468
U.S. Treasury Bill, 0.105%, due 7/05/13	22,800,000	22,797,739
U.S. Treasury Bill, 0.097%, due 10/03/13	7,000,000	6,997,649
U.S. Treasury Bill, 0.092%, due 10/10/13	10,110,000	10,106,597
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$87,996,831

Floating Rate Demand Notes - 4.2%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 6/03/13	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 6/03/13	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.06%, due 6/03/13	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements - 6.6%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.06%, dated 5/31/13, due 6/03/13, total to be received $25,458,127 (secured by U.S. Treasury and Federal Agency obligations valued at $25,967,171 in a jointly traded account), at Cost and Value	$25,458,000	$25,458,000
Total Investments, at Amortized Cost and Value		$387,564,210

Other Assets, Less Liabilities - (0.3)%		(1,130,664)
Net Assets - 100.0%		$386,433,546

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $387,564,210.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$387,564,210	$—	$387,564,210
Total Investments	$—	$387,564,210	$—	$387,564,210

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

May 31, 2013

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Brokerage & Asset Managers - 1.4%
LPL Financial Holdings, Inc.	640,720	$23,757,898

Business Services - 7.2%
Bright Horizons Family Solutions, Inc. (a)	722,710	$26,053,696
Concur Technologies, Inc. (a)	165,560	13,365,659
Constant Contact, Inc. (a)(h)	2,087,175	31,140,651
FleetCor Technologies, Inc. (a)	152,070	13,242,256
Gartner, Inc. (a)	271,150	15,349,802
Performant Financial Corp. (a)	1,146,090	12,641,373
Xoom Corp. (a)	689,008	12,822,439

		$124,615,876
Chemicals - 1.4%
Intrepid Potash, Inc.	1,263,300	$23,724,774

Computer Software - 4.9%
ANSYS, Inc. (a)	166,620	$12,413,190
CommVault Systems, Inc. (a)	295,480	20,683,600
Nuance Communications, Inc. (a)	779,039	14,801,741
Qlik Technologies, Inc. (a)	616,735	18,970,769
SolarWinds, Inc. (a)	415,782	17,525,211

		$84,394,511
Computer Software - Systems - 8.8%
Exa Corp. (a)	553,090	$4,634,894
ExactTarget, Inc. (a)	1,110,300	25,548,003
FleetMatics Group PLC (a)	940,510	27,980,173
Greenway Medical Technologies, Inc. (a)	500,599	6,007,188
Guidewire Software, Inc. (a)	372,970	15,276,851
Linx S.A.	427,100	7,577,645
Model N, Inc. (a)	1,125,358	22,732,232
SciQuest, Inc. (a)(h)	1,141,515	26,197,769
SS&C Technologies Holdings, Inc. (a)	542,334	17,154,024

		$153,108,779
Consumer Services - 2.0%
HomeAway, Inc. (a)	812,507	$24,846,464
MakeMyTrip Ltd. (a)	756,223	9,672,092

		$34,518,556
Electrical Equipment - 2.6%
MSC Industrial Direct Co., Inc., “A”	267,228	$22,091,739
Sensata Technologies Holding B.V. (a)	667,027	23,412,648

		$45,504,387
Electronics - 7.4%
Mellanox Technologies Ltd. (a)(l)	378,720	$19,644,206
Monolithic Power Systems, Inc.	724,032	17,789,466
Silicon Laboratories, Inc. (a)	488,100	20,968,776
Stratasys Ltd. (a)	173,180	14,555,779
Ultratech, Inc. (a)	650,960	23,734,002
Universal Display Corp. (a)	179,867	5,356,439

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Veeco Instruments, Inc. (a)	615,903	$26,108,128

		$128,156,796
Energy - Independent - 6.5%
Arch Coal, Inc.	804,030	$4,148,795
Cabot Oil & Gas Corp.	479,658	33,748,737
Cloud Peak Energy, Inc. (a)	428,990	8,236,608
CONSOL Energy, Inc.	397,460	13,783,913
Peabody Energy Corp.	1,231,220	24,218,097
Range Resources Corp.	333,354	25,061,554
Walter Energy, Inc.	218,680	3,730,681

		$112,928,385
Food & Beverages - 1.2%
Flowers Foods, Inc.	242,520	$8,092,892
Green Mountain Coffee Roasters, Inc. (a)	185,710	13,580,972

		$21,673,864
Food & Drug Stores - 1.1%
Fairway Group Holdings Corp. (a)	869,860	$18,980,345

Gaming & Lodging - 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	524,880	$16,140,060

General Merchandise - 0.9%
Five Below, Inc. (a)	403,546	$15,431,599

Internet - 2.1%
ChannelAdvisor Corp. (a)	238,080	$4,047,360
Millennial Media, Inc. (a)	734,220	5,792,996
Shutterfly, Inc. (a)	351,860	17,149,656
Shutterstock, Inc. (a)	195,350	9,247,869

		$36,237,881
Machinery & Tools - 10.2%
Allison Transmission Holdings, Inc.	1,147,330	$27,306,454
IPG Photonics Corp. (l)	319,750	18,961,175
Joy Global, Inc.	356,856	19,298,772
Kennametal, Inc.	525,660	22,782,104
Nordson Corp.	150,560	10,722,883
Polypore International, Inc. (a)	597,183	22,466,024
Proto Labs, Inc. (a)	401,920	22,202,061
United Rentals, Inc. (a)	251,105	14,272,808
WABCO Holdings, Inc. (a)	249,207	18,795,192

		$176,807,473
Medical & Health Technology & Services - 5.3%
Advisory Board Co. (a)	257,036	$13,574,071
Community Health Systems, Inc.	241,410	11,628,720
Health Management Associates, Inc., “A” (a)	902,430	12,444,510
Healthcare Services Group, Inc.	1,045,333	23,718,606
HealthStream, Inc. (a)	365,140	9,778,449
LifePoint Hospitals, Inc. (a)	229,160	11,396,127
Vanguard Health Systems, Inc. (a)	665,560	8,865,259

		$91,405,742

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 7.9%
Align Technology, Inc. (a)	656,234	$23,460,366
Cardiovascular Systems, Inc. (a)	889,360	18,276,348
Cepheid, Inc. (a)	623,650	21,678,074
Endologix, Inc. (a)	1,656,773	22,267,029
Genmark Diagnostics, Inc. (a)	382,330	5,696,717
Globus Medical, Inc., “A” (a)(l)	958,737	13,997,560
Haemonetics Corp. (a)	210,850	8,703,888
Novadaq Technologies, Inc. (a)	337,750	4,579,890
NxStage Medical, Inc. (a)	1,003,344	13,996,649
Uroplasty, Inc. (a)(h)	1,476,113	3,911,699

		$136,568,220
Metals & Mining - 6.2%
Century Aluminum Co. (a)	1,419,510	$14,067,344
Globe Specialty Metals, Inc.	1,756,598	21,553,457
GrafTech International Ltd. (a)	2,660,490	22,321,511
Horsehead Holding Corp. (a)	753,430	8,671,979
Iluka Resources Ltd.	2,429,354	25,686,544
Molycorp, Inc. (a)(l)	2,252,740	14,800,502

		$107,101,337
Oil Services - 4.5%
Atwood Oceanics, Inc. (a)	594,149	$31,198,764
Basic Energy Services, Inc. (a)	588,970	7,862,750
Dresser-Rand Group, Inc. (a)	381,984	23,148,230
Superior Energy Services, Inc. (a)	598,440	15,966,379

		$78,176,123
Pharmaceuticals - 1.7%
Kythera Biopharmaceuticals, Inc. (a)	256,690	$5,490,599
Perrigo Co.	105,856	12,269,769
Zoetis, Inc. (l)	372,070	11,906,240

		$29,666,608
Railroad & Shipping - 2.9%
Diana Shipping, Inc. (a)	3,359,058	$34,027,258
Navios Maritime Holdings, Inc.	2,888,776	15,628,278

		$49,655,536
Restaurants - 2.2%
Arcos Dorados Holdings, Inc.	1,665,710	$22,953,484
Chuy’s Holdings, Inc. (a)	447,743	15,603,844

		$38,557,328
Specialty Chemicals - 3.4%
Rockwood Holdings, Inc.	241,350	$16,088,391
Tronox Ltd., “A”	1,887,420	43,561,654

		$59,650,045
Specialty Stores - 2.3%
Citi Trends, Inc. (a)(h)	1,236,033	$16,365,077
Monro Muffler Brake, Inc.	511,963	24,072,500

		$40,437,577

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 4.1%
Atlas Air Worldwide Holdings, Inc. (a)	539,446	$25,041,083
Celadon Group, Inc.	382,280	7,458,283
Swift Transportation Co. (a)	2,324,500	39,144,580

		$71,643,946
Total Common Stocks		$1,718,843,646

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	20,985,180	$20,985,180

Collateral for Securities Loaned - 2.2%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	37,866,356	$37,866,356
Total Investments		$1,777,695,182

Other Assets, Less Liabilities - (2.5)%		(43,718,640)
Net Assets - 100.0%		$1,733,976,542

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,564,518,470	$—	$—	$1,564,518,470
Greece	49,655,536	—	—	49,655,536
Israel	34,199,985	—	—	34,199,985
Australia	—	25,686,544	—	25,686,544
Argentina	22,953,484	—	—	22,953,484
India	9,672,092	—	—	9,672,092
Brazil	7,577,645	—	—	7,577,645
Canada	4,579,890	—	—	4,579,890
Mutual Funds	58,851,536	—	—	58,851,536
Total Investments	$1,752,008,638	$25,686,544	$—	$1,777,695,182

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,541,717,891
Gross unrealized appreciation	288,479,790
Gross unrealized depreciation	(52,502,499)
Net unrealized appreciation (depreciation)	$235,977,291

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,725,717	364,205,839	(344,946,376)	20,985,180

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,075	$20,985,180

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,075,873	180,960	(20,800)	1,236,033
Uroplasty, Inc.	1,389,553	113,270	(26,710)	1,476,113
Constant Contact, Inc.	884,165	1,221,680	(18,670)	2,087,175
SciQuest, Inc.	1,035,584	256,611	(150,680)	1,141,515

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(443,170)	$—	$—	$16,365,077
Uroplasty, Inc.	(113,274)	—	—	3,911,699
Constant Contact, Inc.	(138,721)	—	—	31,140,651
SciQuest, Inc.	613,406	—	—	26,197,769

	$(81,759)	$—	$—	$77,615,196

6

QUARTERLY REPORT

May 31, 2013

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.6%
Alcoholic Beverages - 1.9%
Heineken N.V.	649,808	$45,066,699
Pernod Ricard S.A.	593,343	71,252,247

		$116,318,946
Apparel Manufacturers - 2.0%
Li & Fung Ltd.	44,910,000	$62,433,885
LVMH Moet Hennessy Louis Vuitton S.A.	344,666	59,923,138

		$122,357,023
Automotive - 4.3%
Autoliv, Inc.	646,669	$50,737,650
DENSO Corp.	2,233,900	92,714,149
Honda Motor Co. Ltd.	3,059,700	113,158,971

		$256,610,770
Broadcasting - 1.6%
Nippon Television Holdings, Inc.	2,220,000	$33,885,293
Publicis Groupe S.A. (l)	869,156	61,798,396

		$95,683,689
Business Services - 3.0%
Amadeus IT Holding S.A.	1,318,712	$40,202,574
Cognizant Technology Solutions Corp., “A” (a)	399,080	25,800,522
Compass Group PLC	2,371,594	31,126,208
Experian Group Ltd.	479,030	8,796,145
Mitsubishi Corp.	1,927,000	33,550,872
Nomura Research, Inc.	1,401,600	40,479,375

		$179,955,696
Computer Software - 0.7%
Dassault Systems S.A.	323,927	$40,736,655

Computer Software - Systems - 0.9%
Canon, Inc.	1,530,000	$52,661,450

Conglomerates - 0.8%
Hutchison Whampoa Ltd.	4,649,000	$49,356,246

Consumer Products - 1.0%
Reckitt Benckiser Group PLC	817,099	$58,295,776

Electrical Equipment - 3.6%
Legrand S.A. (l)	426,789	$20,875,359
Schneider Electric S.A.	1,233,395	96,522,820
Siemens AG	914,262	97,169,836

		$214,568,015
Electronics - 1.1%
Infineon Technologies AG	3,739,119	$31,753,170
Taiwan Semiconductor Manufacturing Co. Ltd.	10,279,326	37,390,679

		$69,143,849

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 2.2%
Cairn Energy PLC (a)	3,146,367	$12,922,289
Cenovus Energy, Inc.	972,150	29,105,894
INPEX Corp.	8,180	34,558,961
Oil Search Ltd.	2,714,320	21,245,670
Reliance Industries Ltd.	2,279,511	32,539,076

		$130,371,890
Energy - Integrated - 5.6%
BG Group PLC	3,647,088	$66,376,475
BP PLC	15,400,821	110,236,421
Royal Dutch Shell PLC, “A”	4,843,435	160,850,649

		$337,463,545
Engineering - Construction - 1.3%
JGC Corp.	2,375,000	$79,258,555

Food & Beverages - 5.0%
Groupe Danone	1,502,012	$110,334,515
M. Dias Branco S.A. Industria e Comercio de Alimentos	821,600	36,062,479
Nestle S.A.	2,340,235	154,424,787

		$300,821,781
Food & Drug Stores - 0.8%
Lawson, Inc.	432,800	$31,415,169
Wumart Stores, Inc., “H”	7,128,000	14,510,259

		$45,925,428
Gaming & Lodging - 1.0%
Sands China Ltd.	11,721,600	$62,212,393

Insurance - 4.1%
AIA Group Ltd.	23,141,600	$102,125,133
Delta Lloyd N.V.	1,188,450	23,162,398
Hiscox Ltd.	3,021,891	25,411,387
ING Groep N.V. (a)	7,682,606	71,827,656
Sony Financial Holdings, Inc.	1,486,700	21,661,835

		$244,188,409
Internet - 0.7%
Yahoo Japan Corp.	91,921	$41,793,561

Machinery & Tools - 4.0%
Atlas Copco AB, “A”	2,847,090	$74,826,425
Glory Ltd.	1,805,300	45,530,004
Joy Global, Inc.	907,740	49,090,579
Schindler Holding AG	487,479	70,851,173
Sinotruk Hong Kong Ltd.	549,000	307,534

		$240,605,715
Major Banks - 11.3%
Banco Santander S.A.	4,607,554	$33,099,310
Barclays PLC	20,580,268	98,474,435
BNP Paribas (l)	1,683,462	98,126,897
HSBC Holdings PLC	9,650,454	105,710,738
Mitsubishi UFJ Financial Group, Inc.	10,844,900	64,043,402

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Standard Chartered PLC	2,956,684	$67,989,482
Sumitomo Mitsui Financial Group, Inc.	2,601,200	101,818,643
Westpac Banking Corp.	4,143,465	111,292,537

		$680,555,444
Medical & Health Technology & Services - 0.8%
Diagnosticos da America S.A.	3,109,000	$16,127,085
Kobayashi Pharmaceutical Co., Ltd.	286,700	13,676,774
Miraca Holdings, Inc.	410,100	17,663,488

		$47,467,347
Medical Equipment - 0.6%
Sonova Holding AG	308,928	$34,034,912

Metals & Mining - 3.0%
Iluka Resources Ltd.	5,989,304	$63,327,339
Rio Tinto Ltd.	2,731,724	117,864,725

		$181,192,064
Natural Gas - Distribution - 1.9%
China Resources Gas Group Ltd.	6,960,000	$18,152,958
GDF SUEZ	2,105,198	42,460,912
Tokyo Gas Co. Ltd.	9,828,000	52,989,410

		$113,603,280
Network & Telecom - 1.0%
Ericsson, Inc., “B”	4,988,370	$58,342,928

Other Banks & Diversified Financials - 7.5%
Aeon Credit Service Co. Ltd. (l)	1,109,200	$29,738,589
Bank Rakyat Indonesia	25,941,000	23,513,082
DBS Group Holdings Ltd.	3,537,000	47,870,306
Erste Group Bank AG	1,822,629	57,830,247
HDFC Bank Ltd., ADR	918,870	36,975,329
ICICI Bank Ltd.	986,094	20,153,956
Itau Unibanco Holding S.A., ADR	1,191,421	17,918,972
Kasikornbank PLC, NVDR	3,482,100	22,291,360
KBC Group N.V.	1,116,338	43,466,047
Sberbank of Russia, ADR	2,967,167	35,764,884
Siam Commercial Bank Co. Ltd.	4,998,800	28,647,128
UBS AG	3,240,957	56,369,961
UniCredit S.p.A.	5,965,793	33,731,207

		$454,271,068
Pharmaceuticals - 9.0%
Bayer AG	772,979	$83,148,936
GlaxoSmithKline PLC	4,914,289	127,379,696
Novartis AG	1,940,850	139,073,030
Roche Holding AG	538,185	133,168,662
Santen Pharmaceutical Co. Ltd.	1,500,500	59,719,028

		$542,489,352
Precious Metals & Minerals - 0.2%
Newcrest Mining Ltd.	953,516	$13,025,813

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.7%
Kuehne & Nagel, Inc. AG	378,640	$42,456,756

Real Estate - 1.5%
GSW Immobilien AG	526,681	$20,524,486
Mitsubishi Estate Co. Ltd.	2,827,000	69,417,564

		$89,942,050
Restaurants - 1.8%
Arcos Dorados Holdings, Inc.	4,153,120	$57,229,994
Whitbread PLC	1,170,850	50,751,704

		$107,981,698
Specialty Chemicals - 3.9%
Akzo Nobel N.V.	1,462,398	$93,367,788
Chugoku Marine Paints Ltd.	1,953,000	8,843,447
Linde AG (l)	545,690	104,730,351
Symrise AG	670,274	27,262,488

		$234,204,074
Specialty Stores - 0.6%
Hennes & Mauritz AB, “B”	1,135,670	$38,808,228

Telecommunications - Wireless - 3.1%
KDDI Corp.	2,140,000	$96,716,275
Tele2 AB, “B”	2,017,647	25,211,398
TIM Participacoes S.A., ADR	1,401,091	26,844,904
Vodafone Group PLC	14,124,465	40,932,095

		$189,704,672
Telephone Services - 2.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,671,210	$8,532,535
BT Group PLC	7,290,702	33,284,607
China Unicom (Hong Kong) Ltd.	25,610,000	34,876,745
TDC A.S.	3,585,427	27,957,256
Telecom Italia S.p.A.	32,429,488	20,036,778

		$124,687,921
Tobacco - 1.7%
Japan Tobacco, Inc.	3,064,700	$103,800,256

Trucking - 1.2%
Yamato Holdings Co. Ltd.	3,965,100	$72,827,546

Utilities - Electric Power - 0.7%
Energias do Brasil S.A.	7,262,500	$42,894,119

Utilities - Water - 0.4%
SUEZ Environnement (l)	1,900,120	$24,245,101
Total Common Stocks		$5,934,864,021

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	98,051,958	$98,051,958

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 1.6%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	97,038,161	$97,038,161
Total Investments		$6,129,954,140

Other Assets, Less Liabilities - (1.8)%		(107,441,833)
Net Assets - 100.0%		$6,022,512,307

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$1,311,922,617	$—	$1,311,922,617
United Kingdom	—	1,116,402,831	—	1,116,402,831
Switzerland	—	630,379,280	—	630,379,280
France	—	626,276,040	—	626,276,040
Germany	—	364,589,267	—	364,589,267
Hong Kong	62,212,393	213,915,265	—	276,127,658
Netherlands	—	233,424,542	—	233,424,542
Australia	—	208,891,359	—	208,891,359
Sweden	—	197,188,979	—	197,188,979
Other Countries	441,480,558	528,180,890	—	969,661,448
Mutual Funds	195,090,119	—	—	195,090,119
Total Investments	$698,783,070	$5,431,171,070	$—	$6,129,954,140

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $2,474,878,050 would have been considered level 1 investment at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $52,693,032 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At May 31, 2013, the value of securities loaned was $143,446,336. These loans were collateralized by cash of $97,038,161 and U.S. Treasury obligations of $55,486,014.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,671,490,067
Gross unrealized appreciation	771,310,674
Gross unrealized depreciation	(312,846,601)
Net unrealized appreciation (depreciation)	$458,464,073

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,603	1,125,461,859	(1,027,413,504)	98,051,958

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$64,060	$98,051,958

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2013, are as follows:

Japan	21.8%
United Kingdom	18.5%
Switzerland	10.5%
France	10.4%
Germany	6.0%
Hong Kong	4.6%
Netherlands	3.9%
United States	3.6%
Australia	3.5%
Other Countries	17.2%

7

QUARTERLY REPORT

May 31, 2013

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 100.7%
Broadcasting - 4.4%
Discovery Communications, Inc., “C” (a)	15,930	$1,114,622
News Corp., “A”	134,230	4,310,125
Time Warner, Inc.	30,870	1,801,882
Viacom, Inc., “B”	13,220	871,066
Walt Disney Co.	30,210	1,905,647

		$10,003,342
Business Services - 5.7%
Accenture PLC, “A”	54,560	$4,479,922
Cognizant Technology Solutions Corp., “A” (a)	46,410	3,000,407
Fidelity National Information Services, Inc.	64,330	2,888,417
FleetCor Technologies, Inc. (a)	19,520	1,699,802
QIWI PLC, ADR (a)	57,930	979,017

		$13,047,565
Computer Software - 13.1%
Autodesk, Inc. (a)	15,660	$590,852
Citrix Systems, Inc. (a)	44,220	2,845,557
Microsoft Corp.	72,570	2,531,241
Oracle Corp. (s)	393,210	13,274,769
Qlik Technologies, Inc. (a)	64,030	1,969,563
Salesforce.com, Inc. (a)	126,965	5,374,428
Symantec Corp.	91,440	2,047,342
TIBCO Software, Inc. (a)	71,570	1,526,588

		$30,160,340
Computer Software - Systems - 21.7%
Apple, Inc. (s)	35,600	$16,008,608
EMC Corp.	332,290	8,227,500
FleetMatics Group PLC (a)	46,290	1,377,128
Guidewire Software, Inc. (a)	54,650	2,238,464
Hewlett-Packard Co.	569,090	13,897,178
International Business Machines Corp.	10,804	2,247,448
Model N, Inc. (a)	46,220	933,644
Qualys, Inc. (a)	44,020	616,280
ServiceNow, Inc. (a)	6,400	235,264
Splunk, Inc. (a)	26,010	1,216,228
SS&C Technologies Holdings, Inc. (a)	42,930	1,357,876
Vantiv, Inc., “A” (a)	52,400	1,394,364

		$49,749,982
Consumer Services - 3.5%
Grand Canyon Education, Inc. (a)	13,100	$420,772
Priceline.com, Inc. (a)	9,457	7,602,766

		$8,023,538
Electrical Equipment - 1.8%
Amphenol Corp., “A”	44,120	$3,436,948
W.W. Grainger, Inc.	2,230	574,091

		$4,011,039

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 12.7%
Aeroflex Holding Corp. (a)	228,370	$1,804,123
Altera Corp.	145,340	4,823,835
Atmel Corp. (a)	42,240	332,429
Freescale Semiconductor Ltd. (a)	80,330	1,278,854
JDS Uniphase Corp. (a)	407,470	5,549,741
Linear Technology Corp.	42,620	1,598,250
Mellanox Technologies Ltd. (a)	30,620	1,588,259
Microchip Technology, Inc.	214,560	7,827,149
NXP Semiconductors N.V. (a)	91,060	2,809,201
Ultratech, Inc. (a)	22,610	824,361
Veeco Instruments, Inc. (a)	18,810	797,356

		$29,233,558
Entertainment - 0.6%
AMC Networks, Inc., “A” (a)	20,090	$1,286,162

Internet - 18.0%
ChannelAdvisor Corp. (a)	48,730	$828,410
eBay, Inc. (a)	147,630	7,986,783
Facebook, Inc., “A “ (a)	108,570	2,643,679
Google, Inc., “A” (a)(s)	26,752	23,285,208
LinkedIn Corp., “A” (a)	6,928	1,160,648
Rackspace Hosting, Inc. (a)	10,140	380,554
Yahoo!, Inc. (a)	186,070	4,893,641

		$41,178,923
Network & Telecom - 7.4%
Finisar Corp. (a)	283,220	$3,710,182
Juniper Networks, Inc. (a)	83,350	1,477,796
Qualcomm, Inc.	186,930	11,866,316

		$17,054,294
Other Banks & Diversified Financials - 7.4%
MasterCard, Inc., “A”	13,207	$7,531,292
Visa, Inc., “A”	53,323	9,498,959

		$17,030,251
Specialty Stores - 4.4%
Amazon.com, Inc. (a)	37,685	$10,138,395
Total Common Stocks		$230,917,389

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	1,491,713	$1,491,713
Total Investments		$232,409,102
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Computer Software - 0.0%
Salesforce.Com, Inc.-June 2013 @ $44	(55)	$(4,455)
Salesforce.Com, Inc.-June 2013 @ $45	(137)	(6,165)
Salesforce.Com, Inc.-June 2013 @ $53	(98)	(294)

		$(10,914)

2

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Call Options Written - continued
Computer Software - Systems - 0.0%
Splunk, Inc.-June 2013 @ $48	(50)	$(6,500)
Splunk, Inc.-June 2013 @ $50	(50)	(2,750)

		$(9,250)
Electronics - 0.0%
Linear Technology Corp.-June 2013 @ $39	(154)	$(4,620)

Network & Telecom - 0.0%
Finisar Corp.-June 2013 @ $15	(358)	$(8,950)
Total Call Options Written		$(33,734)

Put Options Written - 0.0%
Business Services - 0.0%
Factset Research Systems, Inc.-June 2013 @ $90	(41)	$(2,665)

Computer Software - 0.0%
Autodesk, Inc.-June 2013 @ $35	(155)	$(2,480)

Computer Software - Systems - 0.0%
Guidewire Software, Inc.-June 2013 @ $40	(85)	$(8,500)
Hewlett Packard Co.-June 2013 @ $23	(269)	(6,725)
Netapp, Inc.-June 2013 @ $36	(444)	(19,980)
Netapp, Inc.-June 2013 @ $37	(159)	(12,084)

		$(47,289)
Electronics - 0.0%
Avago Technologies Ltd.-June 2013 @ $33	(180)	$(1,080)
Avago Technologies Ltd.-June 2013 @ $38	(133)	(10,640)

		$(11,720)
Network & Telecom - 0.0%
Research In Motion Ltd.-June 2013 @ $13	(320)	$(9,600)
Research In Motion Ltd.-June 2013 @ $14	(149)	(11,026)

		$(20,626)
Total Put Options Written		$(84,780)
Issuer	Shares/Par
Securities Sold Short - (3.0)%
Business Services - (0.8)%
FactSet Research Systems, Inc.	(19,800)	$(1,944,162)

Electronics - (1.4)%
Texas Instruments, Inc.	(73,800)	$(2,648,682)
Xilinx, Inc.	(11,800)	(479,670)

		$(3,128,352)
Network & Telecom - (0.8)%
Research In Motion Ltd. (a)	(126,800)	$(1,768,860)
Total Securities Sold Short		$(6,841,374)

Other Assets, Less Liabilities - 1.7%		3,936,129
Net Assets - 100.0%		$229,385,343

3

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At May 31, 2013, the fund had cash collateral of $2,326,606 and other liquid securities with an aggregate value of $9,523,909 to cover any commitments for securities sold short and certain derivatives contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$230,917,389	$—	$—	$230,917,389
Mutual Funds	1,491,713	—	—	1,491,713
Total Investments	$232,409,102	$—	$—	$232,409,102
Short Sales	$(6,841,374)	$—	$—	$(6,841,374)

Other Financial Instruments
Written Options	$(118,514)	$—	$—	$(118,514)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$186,870,255
Gross unrealized appreciation	47,906,145
Gross unrealized depreciation	(2,367,298)
Net unrealized appreciation (depreciation)	$45,538,847

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,655,233	65,999,239	(67,162,759)	1,491,713

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,816	$1,491,713

6

QUARTERLY REPORT

May 31, 2013

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 7.9%
Honeywell International, Inc.	6,151,643	$482,657,668
Lockheed Martin Corp.	7,981,139	844,643,940
Northrop Grumman Corp.	3,016,768	248,551,516
United Technologies Corp.	5,301,985	503,158,377

		$2,079,011,501
Alcoholic Beverages - 1.6%
Diageo PLC	14,312,768	$423,723,913

Automotive - 1.8%
Delphi Automotive PLC	3,492,513	$170,469,560
General Motors Co. (a)	1,708,612	57,904,861
Johnson Controls, Inc.	6,489,732	242,456,388

		$470,830,809
Broadcasting - 4.0%
Omnicom Group, Inc.	4,961,259	$308,243,022
Viacom, Inc., “B”	4,837,498	318,742,743
Walt Disney Co.	6,559,427	413,768,655

		$1,040,754,420
Brokerage & Asset Managers - 2.0%
BlackRock, Inc.	896,460	$250,291,632
Franklin Resources, Inc.	1,406,859	217,795,842
NASDAQ OMX Group, Inc.	1,724,522	54,253,462

		$522,340,936
Business Services - 3.0%
Accenture PLC, “A”	6,641,615	$545,343,008
Dun & Bradstreet Corp.	733,814	72,016,506
Fidelity National Information Services, Inc.	956,250	42,935,625
Fiserv, Inc. (a)	1,428,772	124,531,768

		$784,826,907
Cable TV - 0.9%
Comcast Corp., “Special A”	6,101,658	$236,744,330

Chemicals - 3.4%
3M Co.	4,448,468	$490,532,566
PPG Industries, Inc.	2,691,411	413,427,644

		$903,960,210
Computer Software - 1.3%
Oracle Corp.	9,814,257	$331,329,316

Computer Software - Systems - 2.4%
Hewlett-Packard Co.	2,163,775	$52,839,386
International Business Machines Corp.	2,707,765	563,269,275

		$616,108,661
Construction - 0.9%
Stanley Black & Decker, Inc.	3,091,579	$244,914,888

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.6%
Procter & Gamble Co.	1,961,490	$150,563,972

Electrical Equipment - 2.6%
Danaher Corp.	4,896,305	$302,689,575
Pentair Ltd.	1,808,560	105,330,534
Tyco International Ltd.	8,052,285	272,247,756

		$680,267,865
Electronics - 0.7%
Intel Corp.	7,043,300	$171,011,324

Energy - Independent - 2.6%
Apache Corp.	1,582,644	$129,982,552
EOG Resources, Inc.	1,267,376	163,618,242
Occidental Petroleum Corp.	4,330,515	398,710,516

		$692,311,310
Energy - Integrated - 3.8%
Chevron Corp.	3,887,482	$477,188,416
Exxon Mobil Corp.	5,722,402	517,705,709

		$994,894,125
Engineering - Construction - 0.1%
Fluor Corp.	583,489	$36,882,340

Food & Beverages - 5.1%
Coca-Cola Enterprises, Inc.	1,903,380	$70,729,601
Dr Pepper Snapple Group, Inc.	2,373,090	109,114,678
General Mills, Inc.	8,281,322	389,884,640
Groupe Danone	3,365,265	247,205,004
J.M. Smucker Co.	702,789	70,953,577
Kellogg Co.	1,389,954	86,246,646
Nestle S.A.	4,257,973	280,970,318
PepsiCo, Inc.	1,045,354	84,433,243

		$1,339,537,707
Food & Drug Stores - 1.6%
CVS Caremark Corp.	7,465,009	$429,835,218

General Merchandise - 1.9%
Kohl’s Corp.	1,330,132	$68,382,086
Target Corp.	6,019,668	418,366,926

		$486,749,012
Insurance - 7.2%
ACE Ltd.	3,208,369	$287,726,532
Aon PLC	3,748,476	238,665,467
Chubb Corp.	2,069,389	180,243,782
MetLife, Inc.	11,202,691	495,270,969
Prudential Financial, Inc.	4,870,661	335,929,489
Travelers Cos., Inc.	4,140,658	346,655,888

		$1,884,492,127
Leisure & Toys - 0.7%
Hasbro, Inc.	4,117,204	$183,133,234

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.2%
Eaton Corp. PLC	3,595,390	$237,511,463
Illinois Tool Works, Inc.	1,183,290	82,984,128

		$320,495,591
Major Banks - 11.6%
Bank of New York Mellon Corp.	12,705,817	$381,936,859
Goldman Sachs Group, Inc.	3,503,431	567,836,096
JPMorgan Chase & Co.	17,790,940	971,207,415
PNC Financial Services Group, Inc.	2,621,355	187,793,872
State Street Corp.	3,981,260	263,479,787
Wells Fargo & Co.	16,276,609	660,016,495

		$3,032,270,524
Medical & Health Technology & Services - 0.9%
Express Scripts Holding Co. (a)	2,002,230	$124,378,528
Quest Diagnostics, Inc.	1,950,616	120,626,093

		$245,004,621
Medical Equipment - 4.3%
Abbott Laboratories	5,526,063	$202,640,730
Becton, Dickinson & Co.	534,459	52,708,347
Covidien PLC	1,019,900	64,865,640
Medtronic, Inc.	5,864,110	299,128,251
St. Jude Medical, Inc.	4,658,138	201,371,306
Thermo Fisher Scientific, Inc.	3,616,403	319,328,385

		$1,140,042,659
Other Banks & Diversified Financials - 1.1%
MasterCard, Inc., “A”	177,274	$101,090,499
Western Union Co.	10,911,638	178,732,630

		$279,823,129
Pharmaceuticals - 8.5%
AbbVie, Inc.	2,256,893	$96,346,762
Johnson & Johnson	10,942,775	921,162,800
Merck & Co., Inc.	4,886,929	228,219,584
Pfizer, Inc.	29,827,085	812,191,525
Roche Holding AG	637,774	157,810,995
Zoetis, Inc. (l)	265,630	8,500,160

		$2,224,231,826
Printing & Publishing - 1.0%
McGraw-Hill Cos., Inc.	2,069,320	$112,881,406
Moody’s Corp.	2,433,524	161,683,335

		$274,564,741
Railroad & Shipping - 0.5%
Canadian National Railway Co.	1,171,581	$118,646,008

Restaurants - 0.7%
McDonald’s Corp.	1,837,386	$177,436,366

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	2,656,240	$250,775,618

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.8%
Advance Auto Parts, Inc.	1,766,640	$144,016,493
Staples, Inc.	3,921,391	58,820,865

		$202,837,358
Telecommunications - Wireless - 1.2%
Vodafone Group PLC	110,639,723	$320,629,178

Telephone Services - 2.2%
AT&T, Inc.	10,882,638	$380,783,504
Verizon Communications, Inc.	4,296,620	208,300,138

		$589,083,642
Tobacco - 5.4%
Altria Group, Inc.	3,523,265	$127,189,867
Lorillard, Inc.	6,734,043	285,792,785
Philip Morris International, Inc.	11,024,692	1,002,254,750

		$1,415,237,402
Trucking - 1.6%
United Parcel Service, Inc., “B”	4,786,299	$411,143,084

Utilities - Electric Power - 0.3%
PPL Corp.	1,426,559	$42,368,802
Public Service Enterprise Group, Inc.	1,379,295	45,571,907

		$87,940,709
Total Common Stocks		$25,794,386,581

Convertible Preferred Stocks - 0.2%
Aerospace - 0.1%
United Technologies Corp., 7.5%	364,100	$21,969,794

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	426,576	$22,292,862
Total Convertible Preferred Stocks		$44,262,656

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	315,574,179	$315,574,179

Collateral for Securities Loaned - 0.0%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	6,398,997	$6,398,997
Total Investments		$26,160,622,413

Other Assets, Less Liabilities - 0.2%		60,209,452
Net Assets - 100.0%		$26,220,831,865

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$24,289,663,821	$—	$—	$24,289,663,821
United Kingdom	—	744,353,091	—	744,353,091
Switzerland	—	438,781,313	—	438,781,313
France	—	247,205,004	—	247,205,004
Canada	118,626,008	—	—	118,626,008
Mutual Funds	321,973,176	—	—	321,973,176
Total Investments	$24,730,263,005	$1,430,339,408	$—	$26,160,602,413

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,006,615,495 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$19,018,182,135
Gross unrealized appreciation	7,196,792,898
Gross unrealized depreciation	(54,352,620)
Net unrealized appreciation (depreciation)	$7,142,440,278

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	84,789,410	2,464,892,446	(2,234,107,677)	315,574,179

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$342,646	$315,574,179

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.